Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Decommisionning and Other Provisions

	$ million
	Decommissioning and restoration		Other		Total
At January 1, 2017
Current	797		2,987		3,784
Non-current	24,368		5,250		29,618
	25,165		8,237		33,402
Additions	1,168		2,630		3,798
Amounts charged against provisions	(491)		(2,325)		(2,816)
Accretion expense	897		141		1,038
Disposals	(2,807)	[A]	(95)		(2,902)
Remeasurements and other movements	(4,245)		(1,021)		(5,266)
Currency translation differences	897		280		1,177
	(4,581)		(390)		(4,971)
At December 31, 2017
Current	817		2,648		3,465
Non-current	19,767		5,199		24,966
	20,584		7,847		28,431
At January 1, 2016
Current	1,239		2,826		4,065
Non-current	23,008		3,140		26,148
	24,247		5,966		30,213
Additions on acquisition of BG	3,965		1,577	[B]	5,542
Other additions	976	[C]	4,793	[C][D]	5,769
Amounts charged against provisions	(880)		(2,562)		(3,442)
Accretion expense	1,013		103		1,116
Disposals	(478)	[C]	(80)	[C]	(558)
Remeasurements and other movements	(2,528)	[C]	(1,410)	[C]	(3,938)
Currency translation differences	(1,150)		(150)		(1,300)
	918		2,271		3,189
At December 31, 2016
Current	797		2,987		3,784
Non-current	24,368		5,250		29,618
	25,165		8,237		33,402

[A] Mainly related to interests in the UK and Canada.

[B] Includes $950 million representing the fair value of contingent liabilities assumed, mainly in relation to litigation costs.
[C] As revised, to align with current year presentation.

[D] Mainly relating to onerous contracts and redundancy costs (see Note 26).